Business Acquisitions - Additional Information (Detail) $ in Thousands			6 Months Ended		12 Months Ended
	Apr. 01, 2021 USD ($)	Oct. 01, 2020 USD ($) Director	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Director	Dec. 31, 2019 USD ($)	Dec. 12, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 4,000			$ 6,640
Revenue of acquiree since acquisition date						$ 1
Profit (loss) of acquiree since acquisition date						845
Professional fees expense		$ 654
Percentage of Royalty		0.50%
Discount rate, intangible assets other than goodwill		10.00%
Goodwill		$ 17,771	$ 31,303		$ 17,832	61
Number of instruments or interests issued or issuable | Director		56,678			56,678
Goodwill recognised as of acquisition date					$ 61
Net assets (liabilities)						3,939	$ 4,000
Non-controlling interest in acquiree recognised at acquisition date					$ 0
Percentage of voting equity interests acquired		80.00%			100.00%
Number of instruments or interests issued or issuable | Director		56,678			56,678
Forecast
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date						16,034
Profit (loss) of acquiree since acquisition date						141,326
Top of range
Disclosure of detailed information about business combination [line items]
Profit (loss) of acquiree since acquisition date						$ 1,039
Investment Term Period					4 years
Bottom of range
Disclosure of detailed information about business combination [line items]
Profit (loss) of combined entity					$ 179,355
Meritage Medical Network [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 16,184
Consideration paid (received)	14,043
Cash transferred	13,835
Liabilities incurred	$ 3,122
Revenue of acquiree since acquisition date			15,323
Profit (loss) of acquiree since acquisition date			2,019
Revenue of combined entity			144,116
Profit (loss) of combined entity			75,221
Meritage Medical Network [member] | Top of range
Disclosure of detailed information about business combination [line items]
Revenue of combined entity			15,345
Meritage Medical Network [member] | Bottom of range
Disclosure of detailed information about business combination [line items]
Profit (loss) of combined entity			568
Meritage Medical Network [member] | Selling, General and Administrative Expense
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction			$ 162	$ 0
Health Innovators Inc. [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					4,000
Goodwill recognised as of acquisition date					61
Percentage of voting equity interests acquired		80.00%
Frensno
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 25,671
Revenue of acquiree since acquisition date					16,085
Profit (loss) of acquiree since acquisition date					2,766
Revenue of combined entity					128,294
Frensno | Top of range
Disclosure of detailed information about business combination [line items]
Revenue of combined entity					49,022
Frensno | Bottom of range
Disclosure of detailed information about business combination [line items]
Profit (loss) of combined entity					$ 3,982